Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - 401(k) Plan and Trust (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans	$ 2,280,940
Total	$ 107,982,628
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 79,437,396
Common stock of City Holding Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 19,163,824
Number of shares held (in shares) | shares	160,770
Investment in fully benefit-responsive investment contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 7,100,468
Investments, interest rate	2.45%
Investment, Identifier [Axis]: Mutual Fund | American Funds American Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 17,991,369
Number of shares held (in shares) | shares	480,410
Investment, Identifier [Axis]: Mutual Fund | American Funds EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 3,325,913
Number of shares held (in shares) | shares	54,983
Investment, Identifier [Axis]: Mutual Fund | American Funds Washington Mutual Investor Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 8,255,264
Number of shares held (in shares) | shares	127,751
Investment, Identifier [Axis]: Mutual Fund | Federated Hermes MDT Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 3,196,191
Number of shares held (in shares) | shares	92,189
Investment, Identifier [Axis]: Mutual Fund | Federated Max-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 5,859,777
Number of shares held (in shares) | shares	686,961
Investment, Identifier [Axis]: Mutual Fund | Federated Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 5,829,409
Number of shares held (in shares) | shares	390,188
Investment, Identifier [Axis]: Mutual Fund | Federated Short-Intermediate Total Return Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 575,317
Number of shares held (in shares) | shares	56,293
Investment, Identifier [Axis]: Mutual Fund | Federated Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 1,317,691
Number of shares held (in shares) | shares	137,403
Investment, Identifier [Axis]: Mutual Fund | MFS Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 1,724,841
Number of shares held (in shares) | shares	8,670
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Dividend Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 6,083,329
Number of shares held (in shares) | shares	74,596
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 852,437
Number of shares held (in shares) | shares	44,514
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 1,245,554
Number of shares held (in shares) | shares	72,712
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 3,503,627
Number of shares held (in shares) | shares	130,295
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 2,941,623
Number of shares held (in shares) | shares	129,416
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 2,382,927
Number of shares held (in shares) | shares	71,238
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 2,442,254
Number of shares held (in shares) | shares	99,077
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 2,005,465
Number of shares held (in shares) | shares	95,589
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 1,710,229
Number of shares held (in shares) | shares	77,037
Investment, Identifier [Axis]: Mutual Fund | T. Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 2,321,468
Number of shares held (in shares) | shares	124,810
Investment, Identifier [Axis]: Mutual Fund | Vanguard Strategic Small-Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 5,872,711
Number of shares held (in shares) | shares	138,605